RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
RESTRICTED CASH
RESTRICTED CASH
6.	RESTRICTED CASH

As of December 31, 2023 and 2024, the Group held restricted cash of RMB18,922 and RMB141,292, respectively, in designated bank accounts, which were composed of the deposit required for issuing bank acceptance bills of RMB18,922 and RMB62,108, respectively, capital deposit of nil and RMB770, and the foreign exchange deposits of nil and RMB78,414, respectively.